DEBT - 2022 and 2042 Senior Notes, 2029 Senior Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2019	Mar. 31, 2012
Debt
Proceeds from issuance of debt, net (Note 20)		$ 0	$ 992,000,000	$ 985,000,000
2022 Senior Notes, net
Debt
Amount of debt repurchased	$ 496,000,000		$ 496,000,000	$ 500,000,000
Debt instrument, principal payment	$ 492,000,000
2042 Senior Notes, net
Debt
Debt instrument principal amount						$ 1,000,000,000
Debt instrument, interest rate (as a percent)						4.875%
2029 Senior Notes, net
Debt
Debt instrument principal amount					$ 700,000,000
Debt instrument, interest rate (as a percent)					2.80%